UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  28-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     February 3, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $283,342 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12302                      Allen Operations LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102    31392   502600 SH       DEFINED 1              502600        0        0
ALCON INC                      COM SHS          H01301102    64053   392000 SH       DEFINED 1              392000        0        0
BECKMAN COULTER INC            COM              075811109     8426   112000 SH       DEFINED 1              112000        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    21837   810880 SH       DEFINED 1              810880        0        0
CITIGROUP INC                  COM              172967101     8476  1792000 SH       DEFINED 1             1792000        0        0
DIONEX CORP                    COM              254546104    20709   175480 SH       DEFINED 1              175480        0        0
GENZYME CORP                   COM              372917104    39872   560000 SH       DEFINED 1              560000        0        0
HOSPIRA INC                    COM              441060100     4989    89600 SH       DEFINED 1               89600        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103    15578  2251200 SH       DEFINED 1             2251200        0        0
SEMGROUP CORP                  CL A             81663A105     5781   212771 SH       DEFINED 1              212771        0        0
SONIC SOLUTIONS                COM              835460106     4651   310000 SH       DEFINED 1              310000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    23305   168000 SH       DEFINED 1              168000        0        0
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101    20117   863400 SH       DEFINED 1              863400        0        0
TAM SA                         SP ADR REP PFD   87484D103    14156   581832 SH       DEFINED 1              581832        0        0